Shareholder Report, Holdings (Details)	Mar. 31, 2025
CLASS I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.18%
CLASS I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.17%
CLASS I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.65%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.96%
CLASS I | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.32%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CLASS I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.68%
CLASS I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.06%
CLASS I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.95%
CLASS I | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.33%
CLASS I | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CLASS I | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
CLASS I | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
CLASS I | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CLASS I | Verisk Analytics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CLASS I | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS I | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.05%
CLASS I | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS I | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS I | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	1.92%
CLASS I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.56%
CLASS N | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.18%
CLASS N | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.17%
CLASS N | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.65%
CLASS N | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.96%
CLASS N | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.32%
CLASS N | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CLASS N | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.68%
CLASS N | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.06%
CLASS N | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.95%
CLASS N | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.33%
CLASS N | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CLASS N | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
CLASS N | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
CLASS N | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CLASS N | Verisk Analytics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CLASS N | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS N | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.05%
CLASS N | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS N | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS N | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	1.92%
CLASS N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.56%